Condensed Interim Consolidated Statements of Changes in Equity	CAD ($)	USD ($)	Number of Common Shares CAD ($) shares	Share-based payments reserve CAD ($)	Investment revaluation reserve CAD ($)	Share warrants reserve CAD ($)	Deficit CAD ($)
Balance, amount at Mar. 31, 2022	$ (628,423)		$ 65,228,921	$ 2,386,230	$ (1,327,802)	$ 3,035,907	$ (69,951,679)
Balance, shares at Mar. 31, 2022 | shares			186,602,894
Statement [Line Items]
Net income for the period	5,523,429		$ 0	0	0	0	5,523,429
Other comprehensive loss for the period	(58,638)		0	0	(58,638)	0	0
Total comprehensive loss	5,464,791	$ 5,464,791	0	0	(58,638)	0	5,523,429
Issuance of share purchase warrants	99,191		0	0	0	99,191	0
Equity-settled share-based compensation	116,376		$ 0	116,376	0	0	0
Equity-settled share-based compensation	116,376
Balance, shares at Dec. 31, 2022 | shares			186,602,894
Balance, amount at Dec. 31, 2022	5,051,935		$ 65,228,921	2,502,606	(1,386,440)	3,135,098	(64,428,250)
Balance, amount at Mar. 31, 2023	(465,446)		$ 65,228,921	2,650,490	(1,495,692)	3,135,098	(69,984,262)
Balance, shares at Mar. 31, 2023 | shares			186,602,894
Statement [Line Items]
Net income for the period	447,033		$ 0	0	0	0	447,033
Other comprehensive loss for the period	(42,447)		0	0	(42,447)	0	0
Total comprehensive loss	404,586	$ 404,586	$ 0	0	(42,447)	0	447,033
Issuance of common shares pursuant to property agreement, shares | shares			100,000
Issuance of common shares pursuant to property agreement, amount	7,500		$ 7,500	0	0	0	0
Issuance of common shares pursuant to a non-flow-through private placement, shares | shares			9,615,385
Issuance of common shares pursuant to a non-flow-through private placement, amount	769,231		$ 769,231	0	0	0	0
Issuance of common shares pursuant to a flow-through private placement, shares | shares			15,384,615
Issuance of common shares pursuant to a flow-through private placement, amount	2,000,000		$ 2,000,000	0	0	0	0
Flow-through share premium liability	(769,231)		(769,231)	0	0	0	0
Equity-settled share-based compensation	80,273		$ 0	80,273	0	0	0
Balance, shares at Dec. 31, 2023 | shares			211,702,894
Balance, amount at Dec. 31, 2023	$ 2,026,914		$ 67,236,421	$ 2,730,763	$ (1,538,139)	$ 3,135,098	$ (69,537,229)